Filed pursuant to Rule 497(e)
Registration Nos. 333-143669 and 811-22077

PROSPECTOR FUNDS, INC.
Prospector Capital Appreciation Fund
Prospector Opportunity Fund

Supplement dated August 3, 2020
to
Prospectus dated April 30, 2020

Effective July 31, 2020, Steven R. Labbe joined the portfolio management team as a Portfolio Manager to the Prospector Capital Appreciation Fund and Prospector Opportunity Fund. He co-manages the Funds together with John D. Gillespie, Kevin R. O’Brien, and Jason A. Kish.

The following information is added to the Prospectus in the section entitled “Management” beginning on page 17:

Steven R. Labbe
Mr. Labbe is a portfolio manager at the Investment Manager and has been a portfolio manager or securities analyst for more than 20 years. Mr. Labbe joined Prospector Partners, LLC, an affiliate of the Investment Manager, in March, 2012.  He began as an analyst, covering the insurance industry and gradually increased his coverage to asset managers, exchanges, and brokers; he became a portfolio manager in July, 2020.  From 1996 to 2012, Mr. Labbe was employed as an analyst with Langen McAlenney, a division of Janney Montgomery Scott, covering the insurance industry.  Mr. Labbe received a B.S. degree in Mathematics, from Central Connecticut State University in December, 1995. He received his Chartered Financial Analyst designation in 2001.

Please retain this supplement with your Prospectus

Filed pursuant to Rule 497(e)
Registration Nos. 333-143669 and 811-22077

PROSPECTOR FUNDS, INC.
Prospector Capital Appreciation Fund
Prospector Opportunity Fund

Supplement dated August 3, 2020
to
Statement of Additional Information (“SAI”) dated April 30, 2020

Effective July 31, 2020, Steven R. Labbe joined the portfolio management team as a Portfolio Manager to the Prospector Capital Appreciation Fund and Prospector Opportunity Fund. He co-manages the Funds together with John D. Gillespie, Kevin R. O’Brien, and Jason A. Kish.

The following information is amended in the SAI in the section entitled “INVESTMENT MANAGER AND SERVICES PROVIDED” beginning on page 21:

PORTFOLIO MANAGERS

The Capital Appreciation Fund and the Opportunity Fund are managed by a team comprised of John D. Gillespie, Kevin R. O’Brien, Jason A. Kish and Steven R. Labbe.

Other Client Accounts
As of July 31, 2020, the Portfolio Managers were responsible for the day-to-day management of certain other client accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John D. Gillespie	1	$99 million	4*	$374 million	2	$81 million
Kevin R. O’Brien	1	$99 million	4*	$374 million	2	$81 million
Jason A. Kish	1	$99 million	4*	$374 million	2	$81 million
Steven R. Labbe	1	$99 million	4*	$374 million	2	$81 million

*	3 of the 4 accounts listed above totaling $365 million are subject to a performance-based advisory fee.

Ownership of Fund Shares

As of July 31, 2020, the portfolio managers owned shares of the Funds in the following dollar ranges, as indicated below:

Amount Invested Key

A.	$1 - $10,000
B.	$10,001 - $50,000
C.	$50,001 - $100,000
D.	$100,001 - $500,000
E.	$500,001 - $1,000,000
F.	Over $1,000,000

Portfolio Managers	Capital Appreciation Fund	Opportunity Fund
John D. Gillespie	F.	F.
Kevin R. O’Brien	F.	F.
Jason A. Kish	D.	D.
Steven R. Labbe	D.	D.

Please retain this supplement with your SAI